SUBSIDIARIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Apr. 30, 2019	Jul. 12, 2018
Gimi Holding Company Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Hilli LLC
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Lease duration (in years)	10 years
Golar LNG Energy Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Hilli Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%		89.00%
Golar LNG 2216 Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Gandria N.V.
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Gimi MS Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management (Bermuda) Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management AS
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management Malaysia SDN. BDH.
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Viking Management D.O.O
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
First FLNG Holdings | Gimi MS Corporation
Ownership Interests [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)		30.00%